DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Description of the Transaction and Loss of Control (Details) - USD ($)		12 Months Ended
	Oct. 17, 2025	Dec. 31, 2025
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Percentage of interest held	70.00%	70.00%
THI | Cumberland
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Percentage of interest transferred	30.00%
Consideration for disposal	$ 4,000,000
Proceeds From Disposal Of Interest In Joint Venture.	$ 2,000,000
Amount Receivable Following Disposal Of Interest In Join Venture		$ 2,000,000
Payable under Co-Commercialization		$ 1,200,000
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Percentage of interest transferred	30.00%
Amount of cash received	$ 2,000,000